iShares J.P. Morgan USD Emerging Markets Bond Fund
iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND Ticker: EMB Stock Exchange: NYSE Arca
Investment Objective
The iShares J.P. Morgan USD Emerging Markets Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the J.P. Morgan EMBISM Global Core Index (the “Underlying Index”).
Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “ Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares J.P. Morgan USD Emerging Markets Bond Fund	0.60%	none	none	0.60%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
iShares J.P. Morgan USD Emerging Markets Bond Fund	61	192	335	750

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies
The Underlying Index is a broad, diverse U.S. dollar-denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries. The methodology is designed to distribute the weight of each country within the Underlying Index by limiting the weights of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding.

As of September 30, 2012, the Underlying Index consisted of the following 35 countries: Argentina, Belarus, Brazil, Bulgaria, Chile, China, Colombia, Croatia, the Dominican Republic, Egypt, El Salvador, Hungary, Indonesia, Iraq, the Ivory Coast, Kazakhstan, Latvia, Lebanon, Lithuania, Malaysia, Mexico, Panama, Peru, the Philippines, Poland, Romania, Russia, Serbia, South Africa, Sri Lanka, Turkey, the Ukraine, Uruguay, Venezuela and Vietnam. As of September 30, 2012, the Underlying Index’s five highest weighted countries were Brazil, Russia, Turkey, Mexico and the Philippines.

The Underlying Index may change its composition and weighting monthly upon rebalancing. The Underlying Index includes both fixed-rate and floating-rate instruments issued by sovereign and quasi-sovereign entities from index-eligible countries. Quasi-sovereign entities are entities whose securities are either 100% owned by their respective governments or subject to a 100% guarantee that does not rise to the level of constituting the full faith and credit by such governments. Only those instruments which (i) are denominated in U.S. dollars, (ii) have a current face amount outstanding of $1 billion or more, (iii) have at least two years until maturity, (iv) are able to settle internationally through Euroclear or another institution domiciled outside the issuing country, and (v) have bid and offer prices that are available on a daily and timely basis — either from an inter-dealer broker or J.P. Morgan Securities LLC — are considered for inclusion in the Underlying Index. As of September 30, 2012, the Underlying Index consisted of both investment-grade and non-investment-grade bonds. Convertible bonds are not eligible for inclusion in the Underlying Index. The Underlying Index is market value weighted and is rebalanced monthly on the last business day of the month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in the securities of the Underlying Index. However, the Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is JPMorgan Chase & Co. (“J.P. Morgan”).

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular issuer, region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that issuer, region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Extension Risk. During periods of rising interest rates, certain obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline to the Fund’s income and potentially in the value of the Fund’s investments.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

High Yield Securities Risk. Securities that are rated below investment grade (commonly referred to as “junk bonds,” including those bonds rated lower than “BBB-” by Standard & Poor's Ratings Services and Fitch, Inc. (“Fitch”) or “Baa3” by Moody's Investors Service, Inc. (“Moody's”)), or are unrated, may be deemed speculative and more volatile than higher-rated securities of similar maturity.

Index-Related Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions are likely to have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund may not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital. The Fund is specifically exposed to Central and South American Economic Risk.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including declining markets.

Privately-Issued Securities Risk. The Fund will invest in privately-issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended (the “1933 Act”). Privately-issued securities are securities that have not been registered under the 1933 Act and as a result are subject to legal restrictions on resale. Privately-issued securities are not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Fund.

Reliance on Trading Partners Risk. The Fund invests in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.

Risk of Investing in Emerging Markets. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. Emerging markets may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. Some countries and regions in which the Fund invests have experienced security concerns. Incidents involving a country's or region's security may cause uncertainty in these markets and may adversely affect their economies and the Fund's investments.

Sovereign and Quasi-Sovereign Obligations Risk. The Fund invests in securities issued by or guaranteed by non-U.S. sovereign governments and by entities affiliated with or backed by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Structural Risk. The countries in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of distributions, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund's valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.
Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the “Prospectus”).
Year by Year Returns (Years Ended December 31)

The best calendar quarter return during the periods shown above was 11.04% in the 2nd quarter of 2009; the worst was -5.80% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns		One Year	Five Years	Since Fund Inception	Inception Date
iShares J.P. Morgan USD Emerging Markets Bond Fund		17.64%	9.54%	9.59%	Dec. 17, 2007
iShares J.P. Morgan USD Emerging Markets Bond Fund Return After Taxes on Distributions	[1]	15.84%	7.53%	7.59%
iShares J.P. Morgan USD Emerging Markets Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	11.38%	6.96%	7.01%
iShares J.P. Morgan USD Emerging Markets Bond Fund J.P. Morgan EMBISM Global Core Index (Index returns do not reflect deductions for fees, expenses, or taxes)		18.62%	10.35%	10.42%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.